Fair value measurement - Summary of Reconciliation of Movements in the Fair Values of Financial Instruments Classified as Level 3 (Detail) - Level 3 [member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Equity securities [member]
Disclosure of other financial assets [line items]
At 1 January	$ 117	$ 142
Additions	4	2
Acquisition of businesses (note 11)	0
Disposals	(1)	(3)
Valuation gains recognised in other comprehensive income	(10)	48
Valuation gains reclassified to the income statement on disposal		(73)
Contingent consideration paid	0
Change in fair value recorded in finance costs	0
Exchange and other adjustments	(2)	1
At 31 December	108	117
Deferred and contingent purchase consideration [member]
Disclosure of other financial assets [line items]
At 1 January	0
Additions	0
Acquisition of businesses (note 11)	131
Disposals	0
Valuation gains recognised in other comprehensive income	0
Contingent consideration paid	(4)
Change in fair value recorded in finance costs	5
Exchange and other adjustments	(1)
At 31 December	$ 131	$ 0